Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
Compensation costs for share options have been valued on the grant date using the Black-Scholes option-pricing method. The weighted average assumptions used in the Black-Scholes option pricing model were as follows:

	Years Ended December 31,
	2012	2011	2010
Dividend yield	3.11%	3.94%	8.41%
Expected volatility	65.37%	64.14%	83.83%
Risk-free interest rate	1.08%	2.23%	1.71%
Expected option term (years)	5.8	5.8	3.1

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
The following table presents a summary of share option activity under all plans for the year ended December 31, 2012:

	Options Outstanding
		Weighted Average
	Shares	Exercise Price
Options outstanding, beginning of period	2,008,632	$19.76
Granted	251,495	20.98
Exercised	(52,317)	14.74
Forfeited	(297,369)	23.20
Options outstanding, end of period	1,910,441	$19.52

Schedule of Share-based Compensation, Activity [Table Text Block]
The following table presents the change in nonvested restricted share awards:

			Weighted Average
		Year Ended	Grant Date
		December 31, 2012	Fair Value
Nonvested Restricted Shares,	December 31, 2011	634,170	$15.95
Granted		389,550	20.73
Vested		(299,260)	16.68
Cancelled/Forfeited		(25,778)	17.06
Nonvested Restricted Shares,	December 31, 2012	698,682	$18.26